Summary of Activity for Nonvested Restricted Shares (Detail) - Nonvested Restricted Stock - $ / shares shares in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Weighted-Average Grant-Date Fair Value
Beginning balance	$ 45.85
Granted	60.34	$ 52.62	$ 50.84
Vested	45.44
Forfeited	47.98
Ending balance	$ 52.35	$ 45.85
Shares
Beginning balance	1,755
Granted	503
Vested	(833)
Forfeited	(334)
Ending balance	1,091	1,755